Accounts receivable, net	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts receivable, net

6. Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31,
	2012	2013
Accounts receivable	$—	$1,563
Less allowance for doubtful accounts	—	—

Total accounts receivable, net	$—	$1,563

As of December 31, 2013, the Group’s accounts receivable include amounts earned and recognized as revenue of $1,503 but not yet billed (unbilled receivables). Management expects all unbilled receivables to be billed and collected within 12 months of the balance sheet date.